CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED BALANCE SHEETS [Abstract]
Ordinary shares, par value per share	$ 0.200	$ 0.200
Ordinary shares, shares authorized	90,000,000	90,000,000
Ordinary shares, shares issued	41,700,100	41,182,011
Ordinary shares, shares outstanding	41,700,100	41,182,011